RESTRICTED NET ASSETS (Details Narrative) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Receivables [Abstract]
General reserve	$ 1,515,165	$ 137,502
Amount of net assets of the PRC subsidiaries not available for distribution	7,389,306	5,318,994
Restricted net assets	$ 7,400,000	$ 5,400,000
Restricted net assets percentage	21.70%	21.10%